Related party transactions - Receivables and payables from related parties (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions
Amounts due from affiliates	$ 4,302	$ 4,328
Amounts due to owners and affiliates	$ 2,834	$ 2,301